Financial Instruments - Summary of Other Financial Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Jan. 01, 2017
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	$ 1,381	$ 855	[1]	$ 1,176	$ 725
Other financial obligations, long-term	1,044	1,592	[1]	$ 1,577	$ 2,068
Total	2,425	2,447
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	520
Other financial obligations, long-term		514
Total	520	514
Mandatory Convertible Securities 2019 [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term		19
Total		19
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	599	599
Total	599	599
Leases [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	262	237
Other financial obligations, long-term	1,044	1,078
Total	$ 1,306	$ 1,315

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.